Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Intangible Assets [Line Items]
Schedule of Detailed Information About Intangible Assets

The Group’s intangible assets include (i) capitalized expenses related to internally generated software and (ii) an acquired intangible asset acquired described in further detail below.

The following table provides information about each class of the Group’s intangible assets held by the Group as of December 31, 2023 and 2022. Intangible assets are stated at cost less accumulated amortization:

	2023			2022
At January 1,	Internally generated software	Acquired intangible assets	Total	Internally generated software	Acquired intangible assets	Total
Cost	23,752	39,335	63,087	12,387	39,335	51,722
Accumulated amortization	(7,973)	(3,671)	(11,644)	(3,180)	(1,573)	(4,753)
Opening book value as of January 1	15,779	35,664	51,443	9,207	37,762	46,969
Additions (i)	16,694	566	17,260	11,365	—	11,365
Amortization of the year	(8,710)	(2,106)	(10,816)	(4,793)	(2,098)	(6,891)
Total as of December 31	23,763	34,124	57,887	15,779	35,664	51,443
Cost	40,446	39,901	80,347	23,752	39,335	63,087
Accumulated amortization	(16,683)	(5,777)	(22,460)	(7,973)	(3,671)	(11,644)

(i)
The additions of the year include USD 16,694 (USD 11,357 in 2022) related to capitalized salaries and wages.